Debt Long-Term Debt Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 29,100
2016	39,371
2017	2,600
2018	53,189
2019	2,600
Thereafter	9,750
Total debt, net of unamortized debt discount	$ 136,610	$ 97,280